Short-Term Bank Loans (Details) ¥ in Millions	Apr. 18, 2025 USD ($)	Mar. 03, 2025 USD ($)	Jul. 03, 2024 USD ($)	May 17, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 24, 2024 USD ($)	Apr. 22, 2024 USD ($)	Mar. 04, 2024 USD ($)	Jul. 24, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 05, 2023 USD ($)	Mar. 13, 2023 USD ($)	Apr. 18, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Jul. 03, 2024 CNY (¥)	May 17, 2024 CNY (¥)	Apr. 26, 2024 CNY (¥)	Apr. 24, 2024 CNY (¥)	Apr. 22, 2024 CNY (¥)	Mar. 04, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Jul. 24, 2023 CNY (¥)	Jun. 16, 2023 CNY (¥)	Jun. 15, 2023 CNY (¥)	May 05, 2023 CNY (¥)	Mar. 13, 2023 CNY (¥)
Short-Term Bank Loans [Line Items]
Borrowing amount																$ 5,856,703							$ 5,482,456
Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount							$ 1,424,989														¥ 10.0
Short term debt term							one
Maturity date							Apr. 21, 2026
Fixed interest rate percentage						3.65%	3.60%													3.65%	3.60%
Working Capital Loan [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Maturity date											May 14, 2024
LRC Bank [Member] | Universe Trade [Member]
Short-Term Bank Loans [Line Items]
Short term debt term				one				one
Maturity date				May 16, 2025				Mar. 03, 2025
LRC Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Short term debt term					one						eleven
Maturity date					Apr. 25, 2025
Zhujiang Rural Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Short term debt term						one
Maturity date						Apr. 24, 2025
Fixed interest rate percentage						3.65%														3.65%
Beijing Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Short term debt term			one						one
Maturity date			Jul. 03, 2025						Jul. 18, 2024
Fixed interest rate percentage			4.15%						4.25%								4.15%							4.25%
LRC Bank [Member] | Universe Trade [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount				$ 712,494				$ 712,494					$ 1,096,491					¥ 5.0				¥ 5.0						¥ 8.0
Fixed interest rate percentage				3.65%				4.75%					4.56%					3.65%				4.75%						4.56%
LRC Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount					$ 1,424,989						$ 1,370,614								¥ 10.0							¥ 10.0
Fixed interest rate percentage					4.31%						4.56%								4.31%							4.56%
LRC Bank [Member] | Working Capital Loan [Member]
Short-Term Bank Loans [Line Items]
Short term debt term													one
Maturity date													Mar. 12, 2024
Bank of Communications Co., Ltd [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount										$ 1,154,241	$ 1,246,486														¥ 8.1	¥ 9.0
Short term debt term										eleven	eleven
Maturity date										May 13, 2025
Fixed interest rate percentage										3.90%	4.00%														3.90%	4.00%
Zhujiang Rural Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount						$ 427,497						$ 415,495								¥ 3.0							¥ 3.0
Short term debt term												one
Maturity date												May 04, 2024
Beijing Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount			$ 1,424,989						$ 1,384,984								¥ 10.0							¥ 10.0
Forecast [Member] | Universe Trade [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount		$ 712,494													¥ 5.0
Short term debt term		one
Fixed interest rate percentage		3.65%													3.65%
Forecast [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Borrowing amount	$ 413,247													¥ 2.9
Short term debt term	one
Fixed interest rate percentage	5.00%													5.00%
Forecast [Member] | LRC Bank [Member] | Universe Trade [Member]
Short-Term Bank Loans [Line Items]
Maturity date		Mar. 02, 2026
Forecast [Member] | Zhujiang Rural Bank [Member] | Jiangxi Universe [Member]
Short-Term Bank Loans [Line Items]
Maturity date	Apr. 18, 2026